BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Numerator:
Net income available to shareholders of Ordinary shares	$ 12,725	$ 17,393	[1]	$ 6,997	[1]
Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury share	34,552,029	28,982,356	[1]	28,981,623	[1]
Effect of dilutive securities:
Employee stock options	224,151	391,641	[1]	176,451	[1]
Warrants	210,082	514,785	[1]	228,339	[1]
Denominator for diluted net earnings per share - adjusted weighted average number of shares	34,986,262	29,888,782	[1]	29,386,413	[1]

[1]	Adjusted to reflect reverse split and share dividend (see Note 1(b)).